Fair Value Measurements (Details 2) - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning	$ (3,571,824)
Issuance of Liabilities
Conversion of SAFE Notes to Common Stock
Net Realized Gain (Loss) on Conversion of Liabilities
Net Change in Unrealized Appreciation (Depreciation) on Liabilities	3,571,824
Balance at end
Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning	(3,571,824)
Issuance of Liabilities
Conversion of SAFE Notes to Common Stock
Net Realized Gain (Loss) on Conversion of Liabilities
Net Change in Unrealized Appreciation (Depreciation) on Liabilities	3,571,824
Balance at end